CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 758	$ 7,927	$ 0
Total Revenues	758	7,927	0
Cost of revenues	(67,778)	(24,587)	0
GROSS LOSS	(67,020)	(16,660)	0
OPERATING EXPENSES
Selling, general and administrative expenses	388,066	902,166	964,065
TOTAL OPERATING EXPENSES	388,066	902,166	964,065
LOSS FROM OPERATIONS	(455,086)	(918,826)	(964,065)
OTHER INCOME (EXPENSES)
Other income	60,035	0	0
Gain on dissolution of subsidiaries	223,953	0	0
Interest income	32	29	67
Other expense	(8,500)	0	0
Interest expense	(665,875)	(389,480)	(218,743)
TOTAL OTHER EXPENSES	(390,355)	(389,451)	(218,676)
LOSS BEFORE INCOME TAXES AND NONCONTROLLING INTEREST	(845,441)	(1,308,277)	(1,182,741)
INCOME TAX EXPENSE	0	0	0
NET LOSS	(845,441)	(1,308,277)	(1,182,741)
Net income attributable to noncontrolling interests	0	15,573	15,612
Net loss attributable to UMeWorld Limited stockholders	(845,441)	(1,323,850)	(1,198,353)
Comprehensive loss
Net loss	(845,441)	(1,308,277)	(1,182,741)
Foreign currency translation income (loss)	682	(61,572)	(4,011)
Total comprehensive loss	(844,759)	(1,369,849)	(1,186,752)
Less: comprehensive income attributable to noncontrolling Interests	0	2,011	150
Comprehensive loss attributable to UMeWorld Limited stockholders	$ (844,759)	$ (1,367,838)	$ (1,186,602)
Net loss per share attributable to UMeWorld Limited stockholders
Basic and diluted	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding
Basic and diluted	90,196,259	89,375,475	89,185,180